GOING CONCERN AND MANAGEMENT'S LIQUIDITY PLANS (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Going Concern and Management's Liquidity Plans [Abstract]
Cash	$ 91,635	$ 43,891	$ 41,688	$ 169,628	$ 36,411
Negative working capital	2,511,972		1,951,256
Cumulative net losses	6,343,630		4,721,923	2,241,305
Proceeds from issuance of debt		264,000	264,000	794,250
Paid back issuance of convertible debt		$ 242,938	232,948	250,000
Proceeds from the issuance of common stock	$ 450,000		$ 950,000	$ 20,000